Short Term Deposits - Schedule of Short Term Deposits (Parentheticals) (Details)	6 Months Ended
Jun. 30, 2026
U.S [Member]
Schedule of Short Term Deposits [Line Items]
Annual average interest rates	5.863%
NIS [Member]
Schedule of Short Term Deposits [Line Items]
Annual average interest rates	4.41%